United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on February 5, 2013

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:  39
Form 13F Information Table Value Total:	$319,699,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

                       TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF INSURER      CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories      com   002824100       12,398  189,285 SH          sole                 189,285       0       0
Apollo Group Inc         com   037604105       16,380  782,990 SH          sole                 782,990       0       0
Becton Dickinson & Co    com   075887109       10,594  135,487 SH          sole                 135,487       0       0
Citigroup Inc            com   172967424       34,434  870,427 SH          sole                 870,427       0       0
Coca-Cola Co             com   191216100          506   13,948 SH          sole                  13,948       0       0
Comcast Corp             com   20030n200       19,397  539,996 SH          sole                 539,996       0       0
Dell Computer            com   24702r101       11,1591,100,492 SH          sole               1,100,492       0       0
Denbury Resources Inc    com   247916208          228   14,080 SH          sole                  14,080       0       0
Exxon Mobil Corp         com   30231G102        1,455   16,806 SH          sole                  16,806       0       0
General Dynamics Corp    com   369550108          216    3,125 SH          sole                   3,125       0       0
Google Inc Cl A          com   38259p508       14,170   20,031 SH          sole                  20,031       0       0
Health Discovery Corp    com   42218r100           531,175,693 SH          sole               1,175,693       0       0
Intel Corp               com   458140100       17,119  830,193 SH          sole                 830,193       0       0
ITT Educational Svcs     com   45068b109        3,418  197,434 SH          sole                 197,434       0       0
Johnson & Johnson        com   478160104       16,484  235,150 SH          sole                 235,150       0       0
Legg Mason Inc           com   524901105       11,314  439,909 SH          sole                 439,909       0       0
Masco                    com   574599106        3,448  206,937 SH          sole                 206,937       0       0
McCormick & Co           com   579780206        6,714  105,677 SH          sole                 105,677       0       0
McGraw-Hill Co           com   580645109       12,196  223,076 SH          sole                 223,076       0       0
Medtronic Inc            com   585055106       18,054  440,127 SH          sole                 440,127       0       0
Merck & Company          com   58933Y105        6,326  154,528 SH          sole                 154,528       0       0
Microsoft Corp           com   594918104       16,504  617,888 SH          sole                 617,888       0       0
Morgan Stanley Com       com   617446448          224   11,712 SH          sole                  11,712       0       0
Nestle Sa                com   641069406       12,703  195,091 SH          sole                 195,091       0       0
Oracle Corp              com   68389x105          252    7,553 SH          sole                   7,553       0       0
Pepsico Inc              com   713448108       16,649  243,293 SH          sole                 243,293       0       0
Philip Morris            com   718172109        6,973   83,366 SH          sole                  83,366       0       0
Power 3 Medical          com   73936a103            0  270,000 SH          sole                 270,000       0       0
Primerica Inc            com   74164m108        1,690   56,324 SH          sole                  56,324       0       0
Proctor & Gamble         com   742718109       16,427  241,962 SH          sole                 241,962       0       0
Provectus Pharmaceutica  com   74373f100           11   20,000 SH          sole                  20,000       0       0
Schlumberger Ltd Com     com   806857108        5,820   83,986 SH          sole                  83,986       0       0
Staples Inc              com   855030102          120   10,512 SH          sole                  10,512       0       0
Sysco Corp               com   871829107        2,184   68,976 SH          sole                  68,976       0       0
Teva Pharmaceutical      com   881624209          201    5,394 SH          sole                   5,394       0       0
Travelers Cos Inc        com   89417E109        3,422   47,652 SH          sole                  47,652       0       0
Wal-Mart Stores          com   931142103       20,012  293,301 SH          sole                 293,301       0       0
Weatherford Internation  com   H27013103          229   20,450 SH          sole                  20,450       0       0
Western Digital Corpora  com   958102105          219    5,150 SH          sole                   5,150       0       0